Fair Value of Financial Instruments - Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Mar. 05, 2015
Series A Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares	2,449,605
De-recognition of Warrant liability upon exercise, in shares		(24,000)
Balance at the end of period, in shares	2,425,605
Series A Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares	2,449,605
De-recognition of Warrant liability upon exercise, in shares	(24,000)
Balance at the end of period, in shares	2,425,605
Balance at the beginning of period	$ 857
Change in value of Warrant	1,004
De-recognition of Warrant liability upon exercise	(42)
Balance at end of period	$ 1,819
Series B Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares	2,449,605
De-recognition of Warrant liability upon exercise, in shares			(589,510)
Balance at the end of period, in shares	527,573
Series B Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares	2,449,605
Balance at the end of period, in shares	527,573
Balance at the beginning of period	$ 17,439
Change in value of Warrant	2,643
Balance at end of period	$ 3,851
Series B Warrant Liability [Member] | Common stock warrant liability [Member] | Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(589,510)
De-recognition of Warrant liability upon exercise	$ (6,430)
Series B Warrant Liability [Member] | Common stock warrant liability [Member] | Other Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(29,097)
De-recognition of Warrant liability upon exercise	$ (317)
Series B Warrant Liability [Member] | Common stock warrant liability [Member] | Cash Less Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(1,302,052)
De-recognition of Warrant liability upon exercise	$ (9,475)
Series B Warrant Liability [Member] | Common stock warrant liability [Member] | Warrants contributed back to the Company [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(468)
De-recognition of Warrant liability upon exercise	$ (3)
Series C Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Record Series C Warrant Liability	590,415
Series C Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the end of period, in shares	590,415
Change in value of Warrant	$ (2,470)
Balance at end of period	$ 581
Series C Warrant Liability [Member] | Common stock warrant liability [Member] | Private Transactions [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Record Series C Warrant Liability	589,510
Record Series C Warrant Liability	$ 3,050
Series C Warrant Liability [Member] | Common stock warrant liability [Member] | Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Record Series C Warrant Liability	905
Record Series C Warrant Liability	$ 1
Tender Offer Series B Warrants [Member] | Common stock warrant liability [Member] | Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(905)
De-recognition of Warrant liability upon exercise	$ (6)